Concentrations (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations [Abstract]
Schedule of Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2022, 2023 and 2024:

	For the Years Ended December 31,
	2022	2023	2024
Customer A	—	—	13%
Customer B	—	—	12%
Customer C	—	—	11%
Customer D	—	15%	—
Customer E		12%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended December 31, 2022, 2023 and 2024:

	For the Years Ended December 31,
	2022	2023	2024
Supplier A	—	38%	—
Supplier B	32%	—	—
Supplier C	—	14%	—
Supplier D	23%	—	—
Supplier E	—	—	29%